Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net profit for the year	¥ 317,038	¥ 230,166	¥ 376,171
Depreciation and amortization	664,400	583,151	559,671
Impairment losses	64,394	54,515	25,452
Equity-settled share-based compensation	60,672	43,374	37,663
Change in estimate of liabilities related to SHP647	0	0	(60,179)
Loss (gain) on sales and disposal of property, plant and equipment	10	655	(2,109)
Gain on divestment of business and subsidiaries	(6,807)	(7,829)	(229,993)
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements, net	3,991	(11,195)	59,277
Finance (income) and expenses, net	106,785	142,907	143,110
Share of loss (profit) of investments accounted for using the equity method	8,630	15,367	(76)
Income tax expenses (benefit)	58,052	72,405	(9,936)
Changes in assets and liabilities:
Decrease (increase) in trade and other receivables	75,127	127,294	(9,316)
Decrease (increase) in inventories	(79,155)	(46,148)	25,978
Increase (decrease) in trade and other payables	(84,804)	125,157	36,620
Increase (decrease) in provisions	31,899	(58,090)	49,099
Increase (decrease) in other financial liabilities	31,669	(49,608)	173,400
Other, net	(88,778)	41,409	37,786
Cash generated from operations	1,163,122	1,263,528	1,212,618
Income taxes paid	(198,439)	(147,724)	(235,801)
Tax refunds and interest on tax refunds received	12,473	7,301	34,114
Net cash from operating activities	977,156	1,123,105	1,010,931
Cash flows from investing activities:
Interest received	5,054	2,919	1,105
Dividends received	3,562	3,401	387
Acquisition of property, plant and equipment	(140,657)	(123,252)	(111,206)
Proceeds from sales of property, plant and equipment	962	1,815	46,453
Acquisition of intangible assets	(493,032)	(62,785)	(125,262)
Acquisition of investments	(10,151)	(8,341)	(12,596)
Proceeds from sales and redemption of investments	22,254	16,921	74,604
Acquisition of businesses, net of cash and cash equivalents acquired	0	(49,672)	0
Proceeds from sales of business, net of cash and cash equivalents divested	7,958	28,196	530,388
Other, net	(3,052)	(7,328)	(10,343)
Net cash from (used in) investing activities	(607,102)	(198,125)	393,530
Cash flows from financing activities:
Net increase (decrease) in short-term loans and commercial papers	40,000	(2)	(149,043)
Proceeds from issuance of bonds and long-term loans	75,000	249,334	1,179,515
Repayments of bonds and long-term loans	(356,670)	(810,115)	(1,651,706)
Payments for settlement of forward rate agreement related to bonds	0	0	(34,830)
Acquisition of treasury shares	(26,929)	(77,531)	(2,141)
Interest paid	(108,555)	(108,207)	(107,350)
Dividends paid	(279,416)	(283,665)	(283,357)
Repayments of lease liabilities	(43,401)	(39,694)	(39,270)
Other, net	(9,178)	(385)	(172)
Net cash used in financing activities	(709,148)	(1,070,265)	(1,088,354)
Net increase (decrease) in cash and cash equivalents	(339,094)	(145,285)	316,107
Cash and cash equivalents at the beginning of the year	849,695	966,222	637,614
Effects of exchange rate changes on cash and cash equivalents	22,929	28,758	12,501
Cash and cash equivalents at the end of the year	¥ 533,530	¥ 849,695	¥ 966,222